UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meisenbach Capital Management, Inc.
Address: 12636 High Bluff Drive, Suite 220
         San Diego, CA  92130

13F File Number:  28-10023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew H. Wilbur, CFA
Title:     Chief Financial Officer
Phone:     858.259.4990

Signature, Place, and Date of Signing:

      /s/ Andrew H. Wilbur     San Diego, CA     April 21, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $51,361 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP               ACACIA TCH COM   003881307     1585   280500 SH       SOLE                   280500        0        0
ALLEGHENY ENERGY INC           COM              017361106     1033    50000 SH       SOLE                    50000        0        0
ALTERA CORP                    COM              021441100     1978   100000 SH       SOLE                   100000        0        0
CONEXANT SYSTEMS INC           COM              207142100      750   500000 SH       SOLE                   500000        0        0
E M C CORP MASS                COM              268648102     1232   100000 SH       SOLE                   100000        0        0
ECC CAPITAL CORP               COM              26826M108      892   148599 SH       SOLE                   148599        0        0
EMULEX CORP                    COM NEW          292475209     4710   250000 SH       SOLE                   250000        0        0
FOUNDATION COAL HLDGS INC      COM              35039W100     2309    98200 SH       SOLE                    98200        0        0
GENERAL MARITIME CORP          SHS              Y2692M103     3391    70000 SH       SOLE                    70000        0        0
GLOBAL SIGNAL INC              COM              37944Q103     4320   144200 SH       SOLE                   144200        0        0
HILFIGER TOMMY CORP            ORD              G8915Z102     2048   175000 SH       SOLE                   175000        0        0
HUDSON CITY BANCORP            COM              443683107     2741    75000 SH       SOLE                    75000        0        0
ISOLAGEN INC                   COM              46488N103     2995   476166 SH       SOLE                   476166        0        0
MENTOR CORP MINN               COM              587188103      963    30000 SH       SOLE                    30000        0        0
NOVELLUS SYS INC               COM              670008101     1337    50000 SH       SOLE                    50000        0        0
OPENTV CORP                    CL A             G67543101     1440   507000 SH       SOLE                   507000        0        0
PARKERVISION INC               COM              701354102     1568   200000 SH       SOLE                   200000        0        0
PXRE GROUP LTD                 COM              G73018106     5540   216000 SH       SOLE                   216000        0        0
SONUS PHARMACEUTICALS INC      COM              835692104      777   294300 SH       SOLE                   294300        0        0
STAAR SURGICAL CO              COM PAR $0.01    852312305      235    60000 SH       SOLE                    60000        0        0
TELEWEST GLOBAL INC            COM              87956T107     2443   137300 SH       SOLE                   137300        0        0
TV AZTECA S A DE C V           SPONSORED ADR    901145102      744    85994 SH       SOLE                    85994        0        0
VASCULAR SOLUTIONS INC         COM              92231M109      194    21500 SH       SOLE                    21500        0        0
VITESSE SEMICONDUCTOR CORP     COM              928497106     1060   400000 SH       SOLE                   400000        0        0
WORLD AIR HLDGS INC            COM              98142V104     1686   245000 SH       SOLE                   245000        0        0
YAHOO INC                      COM              984332106     3390   100000 SH       SOLE                   100000        0        0